Organization and Principal Activities - Schedule of Balance Sheet (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	¥ 517	¥ 2,704
Restricted cash		500
Accounts receivable, net		30,240
Prepaid expenses and other current assets, net	11,640	84,439
Inventories	6,351	11,026
Current assets related to discontinued operations		1,438
Total current assets	19,074	130,900
Non-current assets
Property, plant and equipment, net	39,599	54,188
Operating lease right-of-use assets, net	1,714	9,781
Finance lease right-of-use assets, net	2,246	6,460
Intangible assets, net	205	662
Deferred loss on sale-leaseback	605	767
Non-current assets related to discontinued operations		3
Total non-current assets	44,369	71,861
Total assets	63,443	202,761
Current liabilities
Accounts payable	138,504	106,092
Short-term borrowings	57,600	56,949
Current portion of government grants	1,812	1,812
Lease liabilities	4,085	6,824
Other payables and accrued liabilities	64,604	45,228
Income tax payables		18
Current liabilities related to discontinued operations	1,601	1,929
Total current liabilities	285,155	230,368
Non-current liabilities
Long-term borrowings	6,000
Government grants	2,530	4,342
Deferred tax liability		125
Lease liability - non-current	1,619	10,054
Total non-current liabilities	10,149	14,521
Total liabilities	295,304	244,889
Related Party [Member]
Current assets
Due from related parties	566	553
Current liabilities
Due to related parties	¥ 16,949	¥ 11,516